Equity (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Shares outstanding	188,446,126,794	188,446,126,794
Increase in capital (in Pesos)	$ 891,303
Demand obligations, term	1 year